Parent Only Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable convertible series A preferred shares authorized (in Shares)	20,000
Redeemable convertible series A preferred shares issued (in Shares)	2,750
Redeemable convertible series A preferred shares outstanding (in Shares)	2,750
Redeemable convertible series A preferred shares par value (in Dollars per share) | $ / shares		$ 0.024
Redeemable convertible series A preferred shares redemption value | ¥	¥ 32,242
Redeemable convertible series A preferred shares liquidation preference | ¥	¥ 24,193
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized (in Shares)	20,000,000		20,000,000
Common stock, shares issued (in Shares)	4,436,543		2,024,460
Common stock, shares outstanding (in Shares)	4,436,543		2,024,460
Common stock, par value (in Dollars per share) | $ / shares		0.024
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, shares authorized (in Shares)	5,000,000		5,000,000
Common stock, shares issued (in Shares)	119,387		119,387
Common stock, shares outstanding (in Shares)	119,387		119,387
Common stock, par value (in Dollars per share) | $ / shares		$ 0.024